RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jan. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES (Tables)
Schedule of Related Party Transactions and Balances

	2020	2019	2018

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$132,228	$124,500	$191,575
Other members of key management	92,019	37,801	55,071

Share-based payments
Members of the Board of Directors	209,032	219,248	400,000
Other members of key management	30,967	32,480	72,000
	$464,247	$414,029	$718,646

Schedule of Due to Related Parties
	January 31, 2020	January 31, 2019
Directors	15,000	11,250
Oniva International Services Corp.	-	20,217
	$15,000	$31,467

Schedule of Related Party Transactions with Oniva
	2020	2019	2018
Salaries and benefits	$216,696	$118,361	$105,344
Office and miscellaneous	160,767	77,443	66,663
	$377,463	$195,804	$172,007